Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
Commitments and Contingencies
6.	Commitments and Contingencies:

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited interim condensed consolidated financial statements. The Company is member of a protection and indemnity association (“P&I Club”) that is a member of the International Group of P&I Clubs, which covers its third-party liabilities in connection with its shipping activities. Members of P&I Clubs are typically subject to possible supplemental amounts or calls, payable to the P&I Club based on its claim records as well as the claim records of all other members of the individual associations, and members of the International Group of P&I Clubs.

The Company also accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying unaudited interim condensed consolidated financial statements. The Company’s protection and indemnity insurance coverage for pollution is $1,000,000 per vessel per incident.

Commitments under long-term lease contracts. The minimum contracted revenue expected to be recognized on the non-cancellable time charters of the Company’s vessels as of June 30, 2026, is estimated as follows:

Year	Amount
2026	8,823
2027	5,046
Total	$13,869

The amount of minimum contracted revenue is estimated by reference to the contracted period and hire rate, net of charterers’ commissions but before brokerage and commercial management commissions and assuming no unforeseen off-hire days. For index-linked contracts, minimum contracted revenue is estimated by reference to the average of the relevant index during the 15 days preceding the calculation date.